Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Excludes interest and dividend income in Insurance investment result	$ 300	$ 222	$ 957	$ 656
Excludes interest expense in Insurance investment result	52	54	170	77
Dividend income	$ 905	$ 778	$ 2,904	$ 2,511